Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
A, C, I Shares | JPMorgan Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Emerging Markets Equity Fund <br/><br/>Class/Ticker: A/JFAMX; C/JEMCX; I/JEMSX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 93 and in “Financial Intermediary-Specific Sales Charge Waivers in Appendix A of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information. You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br/> (Expenses that you pay each year as a percentage of the value<br/> of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/29/20
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/29/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST <br/>WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of the value of its Assets in equity securities and equity-related instruments that are tied economically to emerging markets. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, most of the countries of Western Europe and Hong Kong. Securities and instruments tied economically to an emerging market include: (i) securities of issuers that are organized under the laws of an emerging markets country or that maintain their principal place of business in an emerging markets country; (ii) securities that are traded principally in an emerging market country; (iii) securities of issuers that, during the issuer’s most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in an emerging markets country or that have at least 50% of their assets in an emerging market country; or (iv) securities or other instruments that expose the Fund to the economic fortunes and risks of one or more emerging market countries. “Assets” means net assets, plus the amount of borrowings for investment purposes.

The equity securities and equity-related instruments in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts, warrants and rights, participation notes or other structured notes, and other instruments that provide economic exposure to one or more equity securities.

The Fund may overweight or underweight countries relative to its benchmark, the MSCI Emerging Markets (EM) Index (net of foreign withholding taxes). The adviser attempts to emphasize securities that it believes are undervalued, while underweighting or avoiding securities that appear to the adviser to be overvalued.

The Fund may invest in securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling, and currencies of other countries in which it can invest. The Fund typically maintains full currency exposure to those markets in which it invests. However, the Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar.

The Fund may invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of any one particular market capitalization category.

The Fund may utilize currency forwards to reduce currency deviations, where practical, for the purpose of risk management. The Fund may also use exchange-traded futures for the efficient management of cash flows.

Investment Process: The adviser seeks to add value primarily through security selection decisions. Thus, decisions about country weightings are secondary to those about the individual securities, which make up the portfolio. The portfolio managers are primarily responsible for implementing the recommendations of the research analysts, who make their recommendations based on the security ranking system described below.

Research analysts use their local expertise to identify, research, and rank companies according to their expected performance. Securities are assessed using a two-part analysis which considers both expected short-term price moves (security ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications). As a part of this analysis, research analysts seek to assess the risks presented by certain environmental, social and governance factors. While these particular risks are considered securities of issuers presenting such risks may be purchased and retained by the Fund. In order to encourage creativity, considerable autonomy is given to research analysts at the stock idea generation stage of the process.

		The Fund has access to the adviser’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

Foreign Securities and Emerging Markets Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Depositary Receipt Risk. The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Smaller Company Risk. Investments in securities of smaller companies may be riskier and more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives, including forward currency contracts and futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Certain derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Preferred Stock Risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s Shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund. Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.

Structured Instrument Risk. Instruments that have similar economic characteristics to equity securities, such as participation notes or other structured instruments (“structured instruments”), are structured, synthetic instruments that generally attempt to replicate the performance of a particular equity or market (“reference assets”). There can be no assurance that structured instruments will trade at the same price or have the same value as the reference assets. In addition, structured instruments may be subject to transfer restrictions and may be illiquid or thinly traded and less liquid than other types of securities, which may also expose the Fund to risks of mispricing or improper valuation. Structured instruments typically are not secured by the reference assets and are therefore dependent solely upon the counterparty for repayment. Structured instruments also have the same risks associated with a direct investment in the reference assets.

Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares the performance to the MSCI Emerging Markets (EM) Index (net of foreign withholding taxes) and the Lipper Emerging Markets Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. The performance of Class C Shares prior to the inception of Class C Shares is based on the performance of Class A Shares. The actual returns of Class C Shares would have been similar to those shown because they had similar expenses to Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the performance to the MSCI Emerging Markets (EM) Index (net of foreign withholding taxes) and the Lipper Emerging Markets Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS — CLASS I SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	2nd quarter, 2009	32.49%
Worst Quarter	3rd quarter, 2011	-21.61%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS<br/> (For periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class I Shares, and after-tax returns for these other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for the Class I Shares, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C, I Shares | JPMorgan Emerging Markets Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.24%	[3]
1 Year	rr_ExpenseExampleYear01	$ 645
3 Years	rr_ExpenseExampleYear03	954
5 Years	rr_ExpenseExampleYear05	1,285
10 Years	rr_ExpenseExampleYear10	2,220
1 Year	rr_ExpenseExampleNoRedemptionYear01	645
3 Years	rr_ExpenseExampleNoRedemptionYear03	954
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,285
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,220
Past 1 Year	rr_AverageAnnualReturnYear01	(20.60%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.31%
Past 10 Years	rr_AverageAnnualReturnYear10	6.84%
A, C, I Shares | JPMorgan Emerging Markets Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.74%	[3]
1 Year	rr_ExpenseExampleYear01	$ 277
3 Years	rr_ExpenseExampleYear03	607
5 Years	rr_ExpenseExampleYear05	1,062
10 Years	rr_ExpenseExampleYear10	2,326
1 Year	rr_ExpenseExampleNoRedemptionYear01	177
3 Years	rr_ExpenseExampleNoRedemptionYear03	607
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,062
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,326
Past 1 Year	rr_AverageAnnualReturnYear01	(17.64%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.89%
Past 10 Years	rr_AverageAnnualReturnYear10	6.87%
A, C, I Shares | JPMorgan Emerging Markets Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.99%	[3]
1 Year	rr_ExpenseExampleYear01	$ 101
3 Years	rr_ExpenseExampleYear03	373
5 Years	rr_ExpenseExampleYear05	666
10 Years	rr_ExpenseExampleYear10	1,499
1 Year	rr_ExpenseExampleNoRedemptionYear01	101
3 Years	rr_ExpenseExampleNoRedemptionYear03	373
5 Years	rr_ExpenseExampleNoRedemptionYear05	666
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,499
2009	rr_AnnualReturn2009	67.02%
2010	rr_AnnualReturn2010	18.10%
2011	rr_AnnualReturn2011	(17.11%)
2012	rr_AnnualReturn2012	18.83%
2013	rr_AnnualReturn2013	(5.35%)
2014	rr_AnnualReturn2014	0.21%
2015	rr_AnnualReturn2015	(16.06%)
2016	rr_AnnualReturn2016	13.24%
2017	rr_AnnualReturn2017	42.49%
2018	rr_AnnualReturn2018	(16.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.61%)
Past 1 Year	rr_AverageAnnualReturnYear01	(16.02%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.65%
Past 10 Years	rr_AverageAnnualReturnYear10	7.68%
A, C, I Shares | JPMorgan Emerging Markets Equity Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(16.06%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.61%
Past 10 Years	rr_AverageAnnualReturnYear10	7.69%
A, C, I Shares | JPMorgan Emerging Markets Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(9.23%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.17%
Past 10 Years	rr_AverageAnnualReturnYear10	6.40%
A, C, I Shares | JPMorgan Emerging Markets Equity Fund | MSCI EMERGING MARKETS INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(14.58%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.65%
Past 10 Years	rr_AverageAnnualReturnYear10	8.02%
A, C, I Shares | JPMorgan Emerging Markets Equity Fund | LIPPER EMERGING MARKETS FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(15.34%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.38%
Past 10 Years	rr_AverageAnnualReturnYear10	8.05%

[1]	(under $1 million)
[2]	"Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.
[3]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.24%, 1.74% and 0.99% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 2/29/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.